1-33740

Certnys

13002414

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC
APR 30 2013
Washington, DC 20549

April 30, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CYS Investments, Inc., 7.50% Series B Cumulative Redeemable Preferred Stock, $0.01 par value per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 29, 2013. Tentative listing date – May 2, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com